SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 19:          SUBSEQUENT EVENTS

On March 4, 2016, Interactive Holding Corp. entered into an amendment to the secured credit agreement, adding a $10,000 revolving loan facility (including a $3,000 swing line loan commitment and a $3,000 letter of credit commitment). Additionally, the amendment postpones the commencement date of a number of Undertone's undertaking and covenants and increases Undertone's ability to invest in some of its subsidiaries. The credit agreement is not guaranteed by Perion, but it is secured by a pledge on Perion's indemnification rights under the Undertone acquisition agreement.

On March 17, 2016, the Company decided to discontinue the operations of the engagement product of Growmobile business and to redeploy certain parts of the mobile marketing platform so that it will no longer function as an independent business. The company intends to strengthen the social platform, both as an independent service provider and servicing the Undertone high-impact offering with social distribution.